GO GREEN DIRECTORIES, INC.

1030 ALHAMBRA CIRCLE, CORAL GABLES, FL 33134

305.359.3998          464.415.9098 FAX

March 18, 2011

United States Securities Commission

Division of Corporate Finance

Washington, DC 20549

Attention: Mr. Mathew Crispino

File Number: 333-168263

Sir:

We are pleased to respond to your comment letter of February 4, 2011.

General

1.

In your response to prior comment 6 you indicate that your operations have slowed considerably due to the health problems of your previous President, Lawson Kerster, and the need to bring your new President, Bryan O'Shaughnessy, up to speed. Revise your disclosures throughout to include a discussion of the change in management and its impact on your results of operations and plan of operations as well as any risks involved in such change.

We have made some mentions  regarding this comment and the fact that it has taken some time to bring Mr. O’Shaughnessy up to speed. We are, however, confident that this has been accomplished, which we will also note in the interests of clarity and full disclosure.

Management's Discussion and Analysis or Plan of Operation

Operations Plans

2.

We note your response to prior comment 7 and we reissue part of the comment-Please disclose in this section and in your liquidity discussion whether Mr. O'Shaughnessy's and Ms. Hodyno's agreements to advance you funds are legally enforceable by you in the event that the funds are not advanced  Also, file the agreements or a description of the agreements, as applicable, as exhibits to your registration statement.

The commitment by the president and CE0, along with that of that of the secretary and CFO are clearly stated in all of the filings with the US Securities and Exchange Commission and are matters of public record. In an effort to further clarify and endorse their previous commitment(s) we are filing as an exhibit to this amendment a directors’ resolution, currently dated, making clear their intentions.

Liquidity and Capital Resources

  3.

You indicate that the company anticipates the construction of your website will be completed by March 1,2011. However, we note that this date does not include the green-business listings and until such listings are posted to your website, your six month demonstration period will not begin. In addition, until your demonstration period is complete, it appears that your website will not begin generating any revenues for the company. Please revise your Operations Plans, Liquidity and Capital Resources and Business section disclosures to clarify the following: III When you anticipate your research (both in-house and via contract) will be completed and accordingly when you expect to post the green-business listings to your website;

•

When you expect the six-month demonstration period to begin and when you anticipate your website will begin generating revenues for the company;

•

Disclose separately the costs to research and compile the green-business listings; the costs to complete your six-month demonstration period and the cost to establish your brand; and

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Describe any contractual arrangements you have entered into for the research and compilation of the green-business listing.

All changes suggested by the above comment(s) have been made.

Business

The Market

4.

We note your response to prior comment 10 and the new statistics that you have cited in the prospectus. Please revise your disclosure to clarify why these statistics are relevant to your business. Also, we note that you have included in this section a paragraph discussing eMarketer. Please advise why you believe this information is important to investors or remove it.

We are expanding this section to clarify the use of these statistics. We have included the discussion of eMarketer in order to re3inforce the validity of the quoted statistics.

Management

Directors and Executive Officers

5.

You indicate that Bryan J. O'Shaughnessy has served as the company's President since your inception in 2010. However, we note the company was incorporated in July 2009 and the President at such time was Lawson Kerster. Please revise your disclosures to clarify this apparent inconsistency.

The appropriate revisions have been made,

We appreciate your previous comments and look forward to further observations, if necessary.

Thank you.

Go Green Directories, Inc.

/s/ Brian J. O’Shaughnessy

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